UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves

Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/21
1 - 7	67.0
8 - 30	2.8
31 - 60	3.8
61 - 90	4.5
91 - 180	12.9
> 180	9.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	35.7%
U.S. Government Agency Debt	10.0%
Repurchase Agreements	55.3%
Net Other Assets (Liabilities)*	(1.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

11/30/21
Fidelity® Government Cash Reserves	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2021, the most recent period shown in the table, would have been (0.27)%.

Schedule of Investments November 30, 2021

Showing Percentage of Net Assets

U.S. Treasury Debt - 35.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 35.7%
U.S. Treasury Bills
12/2/21 to 11/3/22	0.05 to 0.16%	$35,713,610	$35,704,212
U.S. Treasury Bonds
8/15/22	0.09	50,000	52,522
U.S. Treasury Notes
12/31/21 to 10/31/23	0.03 to 0.20 (b)	40,496,745	40,664,175
TOTAL U.S. TREASURY DEBT
(Cost $76,420,909)			76,420,909

Variable Rate Demand Note - 0.2%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.06% 12/7/21, LOC Freddie Mac, VRDN
12/7/21	0.06 (b)(c)	10,600	10,600
Florida - 0.0%
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.07% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.07 (b)(c)	7,620	7,620
New York - 0.2%
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 0.05% 12/7/21, LOC Freddie Mac, VRDN
12/7/21	0.05 (b)(c)	30,935	30,935
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.06% 12/7/21, LOC Freddie Mac, VRDN
12/7/21	0.06 (b)(c)	34,955	34,955
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, 0.06% 12/7/21, LOC Freddie Mac, VRDN
12/7/21	0.06 (b)(c)	28,000	28,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.06% 12/7/21, LOC Freddie Mac, VRDN
12/7/21	0.06 (b)(c)	17,400	17,400
FHLMC New York Hsg. Fin. Agcy. Rev. (Saville Hsg. Proj.) Series 2002 A, 0.07% 12/7/21, LOC Freddie Mac, VRDN
12/7/21	0.07 (b)(c)	53,400	53,400
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	13,500	13,500
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 0.07% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.07 (b)(c)	20,500	20,500
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	26,800	26,800
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.05% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.05 (b)(c)	49,300	49,300
FNMA New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	33,700	33,700
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	11,700	11,700
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	7,000	7,000
FNMA New York Hsg. Fin. Agcy. Rev. (Worth Street Hsg. Proj.) Series A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	17,400	17,400
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.06% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.06 (b)(c)	10,500	10,500
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.07% 12/7/21, LOC Fannie Mae, VRDN
12/7/21	0.07 (b)(c)	15,400	15,400
			370,490
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $388,710)			388,710

U.S. Government Agency Debt - 10.0%
Federal Agencies - 10.0%
Fannie Mae
12/10/21 to 7/29/22	0.05 to 0.32 (b)	4,469,174	4,469,328
Federal Farm Credit Bank
12/2/21 to 8/24/22	0.07 to 0.14 (b)	1,263,100	1,263,101
Federal Home Loan Bank
12/6/21 to 12/15/22	0.05 to 0.17 (b)	12,266,260	12,266,258
Freddie Mac
12/10/21 to 8/18/22	0.06 to 0.25 (b)	3,458,800	3,458,999
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $21,457,686)			21,457,686

U.S. Government Agency Repurchase Agreement - 12.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.05% dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations) #	$12,512,164	$12,512,145
0.05% dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations) #	25,000	25,000
With:
ABN AMRO Bank NV at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $489,637,368, 0.13% - 5.50%, 2/28/23 - 11/1/51)	480,001	480,000
Barclays Bank PLC at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $182,580,254, 3.00% - 3.50%, 10/20/43 - 7/20/47)	179,000	179,000
BMO Harris Bank NA at 0.06%, dated:
9/1/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $180,565,100, 1.66% - 4.50%, 10/1/31 - 11/20/51)	177,025	177,000
9/7/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $126,497,919, 1.50% - 4.50%, 3/1/27 - 12/15/56)	124,037	124,000
9/13/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $90,790,957, 1.50% - 4.50%, 10/1/36 - 11/15/56)	89,012	89,000
CIBC Bank U.S.A. at:
0.06%, dated 8/6/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $272,388,681, 2.00% - 5.00%, 8/1/23 - 10/1/51)	267,073	267,000
0.09%, dated 10/26/21 due 1/24/22 (Collateralized by U.S. Government Obligations valued at $73,273,552, 0.43% - 12.17%, 6/25/23 - 10/20/63)	71,016	71,000
Citibank NA at 0.06%, dated 11/30/21 due 12/7/21:
(Collateralized by U.S. Treasury Obligations valued at $90,866,471, 0.00% - 8.63%, 12/2/21 - 9/15/65)	89,001	89,000
(Collateralized by U.S. Government Obligations valued at $547,083,739, 0.00% - 9.50%, 12/15/21 - 9/15/65)	536,006	536,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 11/30/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $364,140,625, 1.63% - 4.00%, 5/15/31 - 7/20/51)	357,004	357,000
Deutsche Bank AG, New York at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $182,515,621, 0.13% - 6.50%, 7/15/23 - 9/15/28)	178,000	178,000
Deutsche Bank Securities, Inc. at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $364,068,563, 0.28% - 5.66%, 11/30/23 - 1/15/56)	355,000	355,000
Goldman Sachs & Co. at:
0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $90,780,126, 0.38% - 5.00%, 9/15/25 - 7/15/56)	89,000	89,000
0.06%, dated 11/24/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $1,459,635,610, 1.98% - 6.00%, 4/20/31 - 4/15/60)	1,431,015	1,431,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.07%, dated:
11/9/21 due 1/10/22 (Collateralized by U.S. Government Obligations valued at $273,371,694, 1.50% - 5.00%, 9/1/31 - 12/1/51)	268,032	268,000
11/16/21 due 1/18/22 (Collateralized by U.S. Government Obligations valued at $181,565,296, 1.93% - 5.50%, 5/1/25 - 11/1/51)	178,022	178,000
11/26/21 due 1/25/22 (Collateralized by U.S. Government Obligations valued at $182,581,775, 1.95% - 4.50%, 9/1/31 - 4/1/51)	179,021	179,000
11/30/21 due 1/31/22 (Collateralized by U.S. Government Obligations valued at $236,640,460, 2.50% - 3.50%, 11/1/35 - 5/1/51)	232,028	232,000
RBC Dominion Securities at:
0.05%, dated:
8/24/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $364,264,023, 0.00% - 6.00%, 1/25/22 - 11/1/51)	357,057	357,000
9/3/21 due 12/3/21 (Collateralized by U.S. Government Obligations valued at $181,604,844, 0.00% - 6.25%, 12/31/22 - 11/15/51)	178,022	178,000
9/10/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $362,644,773, 0.00% - 6.50%, 2/24/22 - 11/1/51)	355,045	355,000
9/17/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $486,268,699, 0.00% - 6.00%, 1/25/22 - 11/1/51)	476,060	476,000
9/20/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $364,505,003, 0.00% - 6.13%, 8/15/23 - 11/1/51)	357,045	357,000
0.06%, dated:
10/13/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $181,809,842, 0.00% - 6.00%, 1/25/22 - 11/1/51)	178,027	178,000
10/14/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $366,274,262, 0.00% - 6.13%, 3/31/23 - 11/1/51)	357,055	357,000
10/29/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $181,571,958, 0.00% - 5.00%, 2/28/22 - 11/1/51)	178,028	178,000
11/18/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $364,411,635, 0.00% - 6.00%, 1/25/22 - 11/15/51)	357,057	357,000
11/19/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $364,208,823, 0.13% - 4.75%, 12/31/21 - 11/20/51)	357,057	357,000
11/22/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $364,145,577, 0.00% - 4.63%, 2/24/22 - 11/20/51)	357,056	357,000
RBC Financial Group at 0.06%, dated:
6/25/21 due 12/7/21
(Collateralized by U.S. Government Obligations valued at $183,716,540, 1.96% - 6.50%, 12/15/23 - 2/1/57)	180,064	180,000
(Collateralized by U.S. Government Obligations valued at $919,457,885, 1.63% - 6.50%, 12/15/23 - 1/1/60)	901,323	901,000
6/29/21 due 12/7/21
(Collateralized by U.S. Government Obligations valued at $367,294,861, 1.63% - 5.00%, 4/1/22 - 2/1/57)	360,127	360,000
(Collateralized by U.S. Government Obligations valued at $733,691,470, 1.63% - 6.50%, 4/1/28 - 1/1/60)	719,255	719,000
(Collateralized by U.S. Government Obligations valued at $733,692,309, 1.63% - 6.50%, 12/15/23 - 6/1/60)	719,259	719,000
6/30/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $197,930,790, 2.00% - 5.80%, 11/1/28 - 8/1/59)	194,070	194,000
8/6/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $181,595,404, 1.63% - 5.80%, 4/1/28 - 8/1/58)	178,062	178,000
Sumitomo Mitsui Trust Bank Ltd. at 0.09%, dated:
9/27/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $55,267,144, 0.38% - 3.00%, 3/31/22 - 10/20/46)	54,012	54,000
10/1/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $61,296,408, 0.38% - 3.50%, 3/31/22 - 12/1/47)	60,014	60,000
10/15/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $112,466,427, 0.38% - 4.00%, 3/31/22 - 7/1/49)	110,173	110,148
11/1/21 due 12/7/21 (Collateralized by U.S. Government Obligations valued at $118,462,466, 0.38% - 3.50%, 3/31/22 - 8/1/49)	116,027	116,000
TD Securities (U.S.A.) at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations valued at $867,001,205, 2.00% - 3.00%, 5/1/35 - 11/1/51)	850,001	850,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $25,764,293)		25,764,293

U.S. Treasury Repurchase Agreement - 43.3%
With:
ABN AMRO Bank NV at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $459,249,265, 0.13% - 3.00%, 1/31/22 - 5/15/51)	449,914	449,913
Barclays Bank PLC at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $822,121,231, 0.00% - 2.75%, 2/15/22 - 2/15/41)	806,001	806,000
BMO Capital Markets Corp. at 0.06%, dated 10/12/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $164,630,147, 0.00% - 6.25%, 12/14/21 - 2/15/51)	161,023	161,000
BMO Harris Bank NA at 0.06%, dated:
9/24/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,633,685, 0.00% - 6.88%, 12/2/21 - 11/15/51)	81,011	81,000
10/14/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $163,467,030, 0.00% - 3.13%, 12/2/21 - 5/15/51)	160,023	160,000
11/1/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $99,226,384, 0.00% - 3.00%, 1/27/22 - 11/15/49)	97,022	97,000
11/2/21 due 12/2/21 (Collateralized by U.S. Treasury Obligations valued at $165,395,498, 0.00% - 3.13%, 12/2/21 - 11/15/49)	162,007	162,000
11/5/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $249,238,201, 0.00% - 3.00%, 12/2/21 - 8/15/49)	244,051	244,000
BNP Paribas, SA at 0.05%, dated:
11/15/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $951,866,747, 0.00% - 7.50%, 1/27/22 - 5/15/51)	932,021	932,000
11/16/21 due 12/2/21 (Collateralized by U.S. Treasury Obligations valued at $535,511,183, 0.00% - 6.75%, 12/23/21 - 5/15/50)	525,012	525,000
11/17/21 due 12/3/21 (Collateralized by U.S. Treasury Obligations valued at $1,075,894,758, 0.08% - 7.50%, 10/31/22 - 2/15/51)	1,054,023	1,054,000
11/18/21 due 12/6/21 (Collateralized by U.S. Treasury Obligations valued at $829,259,593, 0.00% - 6.75%, 2/3/22 - 8/15/51)	810,020	810,000
11/19/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $493,688,261, 0.08% - 5.38%, 4/30/23 - 5/15/50)	484,012	484,000
11/22/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $905,921,809, 0.08% - 6.50%, 12/15/21 - 2/15/51)	887,020	887,000
11/23/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $642,210,188, 0.08% - 6.75%, 10/31/22 - 5/15/50)	629,014	629,000
11/24/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $1,321,047,125, 0.00% - 6.38%, 2/3/22 - 5/15/51)	1,293,029	1,293,000
11/26/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $536,523,820, 0.00% - 7.50%, 12/23/21 - 5/15/50)	526,012	526,000
11/29/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $952,410,092, 0.11% - 6.50%, 10/31/22 - 2/15/51)	933,019	933,000
11/30/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $660,222,911, 0.00% - 6.75%, 5/26/22 - 5/15/50)	646,013	646,000
CIBC Bank U.S.A. at 0.06%, dated:
8/9/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,648,446, 0.13% - 3.63%, 4/30/22 - 2/15/51)	81,023	81,000
10/13/21 due 12/7/21
(Collateralized by U.S. Treasury Obligations valued at $164,258,040, 0.13% - 3.13%, 4/30/22 - 8/15/50)	161,023	161,000
(Collateralized by U.S. Treasury Obligations valued at $165,693,647, 0.13% - 3.00%, 5/15/23 - 2/15/49)	161,023	161,000
10/22/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,631,214, 0.13% - 3.13%, 4/30/22 - 5/15/48)	81,010	81,000
11/2/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $166,306,508, 0.13% - 3.00%, 4/30/22 - 2/15/50)	163,017	163,000
11/4/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $98,948,730, 0.13% - 6.25%, 5/31/22 - 2/15/50)	97,013	97,000
11/5/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,753,338, 0.00% - 3.00%, 12/31/21 - 2/15/50)	81,008	81,000
11/8/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,627,045, 0.13% - 3.00%, 5/15/23 - 11/15/46)	81,007	81,000
11/12/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $330,724,517, 0.00% - 6.25%, 12/31/21 - 8/15/51)	323,033	323,000
11/23/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $329,009,988, 0.00% - 3.13%, 12/31/21 - 5/15/48)	322,029	322,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 11/4/21 due 12/3/21 (Collateralized by U.S. Treasury Obligations valued at $487,581,975, 0.00% - 1.63%, 1/6/22 - 5/15/31)	478,023	478,000
Commerz Markets LLC at 0.05%, dated:
11/24/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $985,329,598, 0.13% - 3.50%, 2/28/23 - 8/15/41)	966,009	966,000
11/26/21 due 12/3/21 (Collateralized by U.S. Treasury Obligations valued at $437,583,065, 0.00% - 2.38%, 12/15/21 - 6/30/28)	429,004	429,000
11/29/21 due 12/6/21 (Collateralized by U.S. Treasury Obligations valued at $438,601,229, 0.38% - 2.25%, 2/28/23 - 5/15/41)	430,004	430,000
11/30/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $876,456,638, 0.00% - 2.38%, 12/15/21 - 11/15/41)	859,278	859,270
DNB Bank ASA at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $131,580,244, 0.25% - 4.38%, 10/31/25 - 2/15/38)	129,000	129,000
Federal Reserve Bank of New York at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $64,675,089,898, 0.13% - 2.88%, 8/15/22 - 8/15/29)	64,675,090	64,675,000
Fixed Income Clearing Corp. - BNYM at 0.06%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $590,580,080, 0.50%, 10/31/27)	579,001	579,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $658,850,690, 1.25% - 2.75%, 8/31/23 - 5/15/27)	646,001	646,000
ING Financial Markets LLC at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $198,035,650, 0.50% - 2.75%, 6/30/23 - 10/31/27)	194,000	194,000
Lloyds Bank Corp. Markets PLC at 0.07%, dated:
9/8/21 due 1/10/22 (Collateralized by U.S. Treasury Obligations valued at $165,233,197, 0.25% - 2.25%, 11/15/23 - 8/15/41)	162,039	162,000
9/21/21 due 1/21/22 (Collateralized by U.S. Treasury Obligations valued at $165,222,563, 0.13% - 1.75%, 7/31/22 - 8/15/41)	162,038	162,000
9/22/21 due 1/24/22 (Collateralized by U.S. Treasury Obligations valued at $165,082,702, 0.13% - 2.25%, 7/31/22 - 8/15/41)	162,039	162,000
9/30/21 due 1/18/22 (Collateralized by U.S. Treasury Obligations valued at $127,488,193, 1.25% - 2.38%, 1/31/23 - 5/15/41)	125,027	125,000
10/6/21 due 1/6/22 (Collateralized by U.S. Treasury Obligations valued at $165,763,773, 2.25%, 8/15/49)	161,029	161,000
10/12/21 due:
1/13/22 (Collateralized by U.S. Treasury Obligations valued at $99,934,994, 1.13% - 1.63%, 9/30/28 - 8/15/31)	98,018	98,000
2/3/22 (Collateralized by U.S. Treasury Obligations valued at $99,934,994, 1.13% - 1.63%, 9/30/28 - 8/15/31)	98,022	98,000
10/14/21 due 2/14/22 (Collateralized by U.S. Treasury Obligations valued at $165,749,187, 3.00%, 5/15/45)	161,039	161,000
10/28/21 due 1/31/22 (Collateralized by U.S. Treasury Obligations valued at $164,189,383, 1.25% - 2.50%, 1/31/25 - 5/15/41)	161,030	161,000
11/17/21 due 1/18/22 (Collateralized by U.S. Treasury Obligations valued at $72,422,081, 0.13%, 10/15/23)	71,009	71,000
Mizuho Bank, Ltd. at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $578,052,797, 2.38%, 5/15/29)	566,001	566,000
MUFG Securities EMEA PLC at 0.05%, dated 11/30/21 due:
12/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,487,065,090, 0.13% - 3.13%, 4/30/22 - 11/15/51)	1,458,002	1,458,000
12/7/21 (Collateralized by U.S. Treasury Obligations valued at $688,417,844, 0.13% - 2.50%, 2/28/23 - 7/31/28)	675,007	675,000
Natixis SA at:
0.06%, dated:
11/16/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,713,156, 0.00% - 4.75%, 12/15/21 - 8/15/50)	81,012	81,000
11/19/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $494,090,169, 0.00% - 7.63%, 12/14/21 - 5/15/51)	484,044	484,000
0.07%, dated 8/17/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $164,943,125, 0.00% - 6.88%, 1/20/22 - 8/15/50)	161,058	161,000
Norinchukin Bank at 0.08%, dated:
9/1/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $81,616,343, 1.50% - 6.75%, 6/30/25 - 5/15/27)	80,016	80,000
10/12/21 due 1/11/22 (Collateralized by U.S. Treasury Obligations valued at $247,887,080, 1.50% - 6.75%, 6/30/25 - 5/15/27)	243,049	243,000
10/13/21 due 1/12/22 (Collateralized by U.S. Treasury Obligations valued at $196,881,126, 1.50% - 6.75%, 6/30/25 - 5/15/27)	193,039	193,000
10/14/21 due 1/14/22 (Collateralized by U.S. Treasury Obligations valued at $163,217,154, 1.50% - 6.75%, 6/30/25 - 5/15/27)	160,033	160,000
11/10/21 due 2/15/22 (Collateralized by U.S. Treasury Obligations valued at $181,568,147, 1.50% - 6.75%, 6/30/25 - 5/15/27)	178,038	178,000
11/16/21 due 2/16/22 (Collateralized by U.S. Treasury Obligations valued at $165,245,264, 1.50% - 6.75%, 6/30/25 - 5/15/27)	162,033	162,000
11/17/21 due 2/17/22 (Collateralized by U.S. Treasury Obligations valued at $145,864,320, 1.50% - 2.75%, 6/30/25 - 5/15/27)	143,029	143,000
11/19/21 due 2/18/22 (Collateralized by U.S. Treasury Obligations valued at $238,685,924, 1.50% - 6.75%, 6/30/25 - 5/15/27)	234,047	234,000
11/22/21 due 2/22/22 (Collateralized by U.S. Treasury Obligations valued at $164,222,949, 1.50% - 6.75%, 6/30/25 - 5/15/27)	161,033	161,000
RBC Dominion Securities at:
0.05%, dated 9/16/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $331,789,701, 0.13% - 7.25%, 4/30/22 - 11/15/50)	325,041	325,000
0.06%, dated:
10/15/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $329,763,762, 0.25% - 6.13%, 4/30/22 - 11/15/51)	323,047	323,000
10/22/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $329,668,707, 0.13% - 6.00%, 5/31/22 - 11/15/50)	323,047	323,000
10/25/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $330,526,647, 0.00% - 6.13%, 1/25/22 - 11/15/50)	323,046	323,000
10/26/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $329,478,454, 0.13% - 6.13%, 3/31/22 - 2/15/51)	323,046	323,000
10/27/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $329,742,705, 0.13% - 6.13%, 2/28/22 - 2/15/51)	323,042	323,000
10/28/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $329,485,223, 0.00% - 6.50%, 1/25/22 - 11/15/51)	323,045	323,000
10/29/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $330,795,699, 0.13% - 4.75%, 9/30/22 - 11/15/51)	323,046	323,000
Royal Bank of Canada at:
0.05%, dated:
8/24/21 due 12/2/21
(Collateralized by U.S. Treasury Obligations valued at $147,920,379, 0.75% - 2.63%, 5/15/22 - 11/15/30)	145,020	145,000
(Collateralized by U.S. Treasury Obligations valued at $168,323,156, 0.75% - 2.75%, 5/15/22 - 11/15/30)	165,023	165,000
8/25/21 due 12/3/21
(Collateralized by U.S. Treasury Obligations valued at $147,920,182, 0.75% - 2.75%, 5/15/22 - 11/15/30)	145,020	145,000
(Collateralized by U.S. Treasury Obligations valued at $168,322,915, 0.75% - 2.75%, 5/15/22 - 11/15/30)	165,023	165,000
0.06%, dated:
10/28/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $74,463,880, 0.75% - 2.63%, 11/15/22 - 11/15/30)	73,010	73,000
11/12/21 due 12/7/21 (Collateralized by U.S. Treasury Obligations valued at $82,622,415, 0.88% - 2.63%, 5/15/22 - 11/15/30)	81,008	81,000
SMBC Nikko Securities America, Inc. at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $786,032,061, 0.38% - 3.00%, 8/15/22 - 2/15/49)	770,001	770,000
Societe Generale at 0.05%, dated 11/24/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $323,365,638, 0.00% - 7.63%, 12/15/21 - 5/15/51)	317,003	317,000
TD Securities (U.S.A.) at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $96,900,201, 0.63% - 2.00%, 2/15/22 - 7/31/26)	95,000	95,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $92,698,183)		92,698,183
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $216,729,781)		216,729,781
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(2,606,418)
NET ASSETS - 100%		$214,123,363

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$12,512,145,000 due 12/01/21 at 0.05%
BNY Mellon Capital Markets LLC	$889,327
Bank Of America, N.A.	1,141,184
Bank of America Securities, Inc.	950,986
Citigroup Global Markets, Inc.	474,302
Credit Agricole CIB New York Branch	970,386
Credit Suisse AG of New York	57,053
HSBC Securities (USA), Inc.	142,648
Mitsubishi UFJ Securities Holdings Ltd.	649,841
Mizuho Securities USA, Inc.	79,248
Nomura Securities International	1,867,284
RBC Dominion Securities, Inc.	158,521
Societe Generale	317,042
Sumitomo Mitsui Banking Corp. NY	2,980,355
Sumitomo Mitsui Banking Corp.	1,833,968
$12,512,145
$25,000,000 due 12/01/21 at 0.05%
Bank of America Securities, Inc.	24,857
Nomura Securities International	143
$25,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		November 30, 2021
Assets
Investment in securities, at value (including repurchase agreements of $118,462,476) — See accompanying schedule: Unaffiliated issuers (cost $216,729,781)		$216,729,781
Receivable for investments sold		690,888
Receivable for fund shares sold		1,529,047
Interest receivable		131,633
Prepaid expenses		238
Other receivables		3,341
Total assets		219,084,928
Liabilities
Payable to custodian bank	$1,401
Payable for investments purchased	3,753,455
Payable for fund shares redeemed	1,192,692
Distributions payable	316
Accrued management fee	8,765
Other affiliated payables	564
Other payables and accrued expenses	4,372
Total liabilities		4,961,565
Net Assets		$214,123,363
Net Assets consist of:
Paid in capital		$214,123,229
Total accumulated earnings (loss)		134
Net Assets		$214,123,363
Net Asset Value, offering price and redemption price per share ($214,123,363 ÷ 214,083,497 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2021
Investment Income
Interest		$177,775
Expenses
Management fee	$311,826
Transfer agent fees	365,415
Accounting fees and expenses	4,934
Custodian fees and expenses	1,214
Independent trustees' fees and expenses	635
Registration fees	6,495
Audit	54
Legal	252
Miscellaneous	552
Total expenses before reductions	691,377
Expense reductions	(534,513)
Total expenses after reductions		156,864
Net investment income (loss)		20,911
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		130
Total net realized gain (loss)		130
Net increase in net assets resulting from operations		$21,041

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2021	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,911	$629,421
Net realized gain (loss)	130	391
Net increase in net assets resulting from operations	21,041	629,812
Distributions to shareholders	(20,885)	(629,418)
Share transactions
Proceeds from sales of shares	941,650,140	912,482,652
Reinvestment of distributions	17,298	527,141
Cost of shares redeemed	(938,108,918)	(858,159,881)
Net increase (decrease) in net assets and shares resulting from share transactions	3,558,520	54,849,912
Total increase (decrease) in net assets	3,558,676	54,850,306
Net Assets
Beginning of period	210,564,687	155,714,381
End of period	$214,123,363	$210,564,687
Other Information
Shares
Sold	941,650,140	912,482,652
Issued in reinvestment of distributions	17,298	527,141
Redeemed	(938,108,918)	(858,159,881)
Net increase (decrease)	3,558,520	54,849,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Cash Reserves

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.004	.019	.014	.005
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	–A	.004	.019	.014	.005
Distributions from net investment income	–A	(.004)	(.019)	(.014)	(.005)
Total distributions	–A	(.004)	(.019)	(.014)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.39%	1.95%	1.43%	.50%
Ratios to Average Net AssetsC
Expenses before reductions	.33%	.34%	.38%	.38%	.37%
Expenses net of fee waivers, if any	.08%	.26%	.37%	.38%	.37%
Expenses net of all reductions	.08%	.26%	.37%	.38%	.37%
Net investment income (loss)	.01%	.33%	1.93%	1.42%	.50%
Supplemental Data
Net assets, end of period (in millions)	$214,123	$210,565	$155,714	$137,789	$133,855

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$3,341

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$216,729,781

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$138

The tax character of distributions paid was as follows:

	November 30, 2021	November 30, 2020
Ordinary Income	$20,885	$ 629,418

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $108,137 or an annual rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .15% of the Fund's average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Government Cash Reserves	–(a)

 (a) Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Government Cash Reserves	129,700	10,000	–

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $532,637.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,874.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Phillips Street Trust and Shareholders of Fidelity Government Cash Reserves

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Cash Reserves (the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Government Cash Reserves	.06%
Actual		$1,000.00	$1,000.10	$.30**
Hypothetical-C		$1,000.00	$1,024.77	$.30**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Government Cash Reserves	.33%
Actual		$1.65
Hypothetical-(b)		$1.67

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

A total of 56.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $394,346,638 of distributions paid in the calendar year 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $453,275,030 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Cash Reserves

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. The Board also recognized that the income-based component of the fund's management fee, which few competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that the fund's management contract provides that FMR will reimburse the fund, in an amount not in excess of the fund's management fee for any fiscal year, if and to the extent that aggregate operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 1.00%.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CAS-ANN-0122
1.539092.124

Item 2.

Code of Ethics

As of the end of the period, November 30, 2021, Fidelity Phillips Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Government Cash Reserves (the “Fund”):

Services Billed by PwC

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$45,900	$3,800	$1,900	$1,700

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$46,500	$3,800	$1,900	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2021A	November 30, 2020A
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2021A	November 30, 2020A
PwC	$14,126,900	$14,550,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022